Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense	$ 14,953	$ 14,767	$ 7,856
General and administrative expenses [Member]
Employee Option Plans (Details) - Schedule of stock-based compensation expense resulting from stock options grants [Line Items]
Total stock-based compensation expense	$ 14,953	$ 14,767	$ 7,856